NOTE 18. RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepaid expenses, related party	$ 0	$ 50
Xinji Beiguo Mall
Prepaid expenses, related party	$ 0	$ 50